Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Extended Market Index Fund	FSEMX	FSEVX
Spartan International Index Fund	FSIIX	FSIVX
Spartan Total Market Index Fund	FSTMX	FSTVX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

The following information replaces similar information found in the "Description of Trust" section under the heading "Voting Rights" on page 58.

The shares have no preemptive rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

SIFB-15-01  November 3, 2015
1.718587.130

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Extended Market Index Fund		FSMAX
Spartan International Index Fund	FSPNX	FSPSX
Spartan Total Market Index Fund	FSKTX	FSKAX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

The following information replaces similar information found in the "Description of Trust" section under the heading "Voting Rights" on page 58.

The shares have no preemptive rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

SIF-IB-15-01  November 3, 2015
1.935052.105